UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM13F COVER PAGE
Report for the calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nuance Investments, LLC
Address: 4900 Main Street
         Suite 220
         Kansas City, MO 64112

       Form 13F File Number: 028-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Kimberly McEnaney
Title:	Compliance Officer
Phone:	(816) 351-1240

Signature, Place, and Date of Signing:

Kimberly McEnaney      Kansas City, MO   05/13/13
[Signature]            [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-
[Repeat as necessary.]



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:	  58

Form 13F Information Table Value Total:	  252,865
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

          [Repeat as necessary.]


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								Voting Authority

			Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer	Title of class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None
------------------------------	----------------	---------	--------	--------	---	----	-------	------------	--------

3M Co                          COM              88579y101     2981 28038.00 SH       Sole                 28038.00
Air Prods & Chems Inc          COM              009158106     4881 56029.09 SH       Sole                 56029.09
American Science & Engineering COM              029429107    13573 222545.00SH       Sole                222545.00
Apache Corp                    COM              037411105      665  8620.00 SH       Sole                  8620.00
Autoliv Inc                    COM              052800109      466  6745.00 SH       Sole                  6745.00
Bard C R Inc                   COM              067383109      814  8075.00 SH       Sole                  8075.00
Cabot Microelectronics Corp    COM              12709p103     5968 171728.00SH       Sole                171728.00
Capitol Federal Financial Inc  COM              14057j101      849 70365.00 SH       Sole                 70365.00
Commerce Bancshares Inc        COM              200525103      333  8160.00 SH       Sole                  8160.00
Compass Minerals Intl Inc      COM              20451n101     6727 85254.00 SH       Sole                 85254.00
DENTSPLY Intl Inc              COM              249030107      334  7865.00 SH       Sole                  7865.00
Devon Energy Corp              COM              25179m103      586 10380.00 SH       Sole                 10380.00
Du Pont E I de Nemours & Co    COM              263534109      484  9840.00 SH       Sole                  9840.00
Endurance Specialty Holdings L COM              g30397106     1033 21600.00 SH       Sole                 21600.00
Energen Corp                   COM              29265n108      707 13600.00 SH       Sole                 13600.00
Exxon Mobil Corp               COM              30231g102     9680 107423.00SH       Sole                107423.00
Family Dollar Stores Inc       COM              307000109      334  5655.00 SH       Sole                  5655.00
Great Plains Energy Inc        COM              391164100     4717 203425.00SH       Sole                203425.00
HCC Insurance Holdings Inc     COM              404132102      488 11605.00 SH       Sole                 11605.00
Heartland Express Inc          COM              422347104      328 24610.00 SH       Sole                 24610.00
Helmerich & Payne Inc          COM              423452101      328  5405.00 SH       Sole                  5405.00
Hillshire Brands Co            COM              432589109     3689 104950.00SH       Sole                104950.00
Illinois Tool Works Inc        COM              452308109      494  8110.00 SH       Sole                  8110.00
Imperial Oil Ltd               COM              453038408    15135 370405.00SH       Sole                370405.00
ITT Corp                       COM              450911201    12894 453538.00SH       Sole                453538.00
Johnson & Johnson              COM              478160104     2006 24606.44 SH       Sole                 24606.44
Kaydon Corp                    COM              486587108     1007 39384.00 SH       Sole                 39384.00
Kellogg Co                     COM              487836108     2382 36964.00 SH       Sole                 36964.00
Landauer Inc                   COM              51476k103      318  5635.00 SH       Sole                  5635.00
Life Technologies Corp         COM              53217v109      659 10200.00 SH       Sole                 10200.00
MetLife Inc                    COM              59156r108    11942 314090.00SH       Sole                314090.00
MKS Instrument Inc             COM              55306n104    16643 611880.00SH       Sole                611880.00
Murphy Oil Corp                COM              626717102      784 12305.00 SH       Sole                 12305.00
National Fuel Gas Co NJ        COM              636180101    12408 202255.00SH       Sole                202255.00
Newell Rubbermaid Inc          COM              651229106      333 12740.00 SH       Sole                 12740.00
Newmont Mining Corp            COM              651639106     1053 25145.00 SH       Sole                 25145.00
Norfolk Southern Corp          COM              655844108      495  6425.00 SH       Sole                  6425.00
Northern Trust Corp            COM              665859104    10055 184295.00SH       Sole                184295.00
Northrop Grumman Corp          COM              666807102      340  4850.00 SH       Sole                  4850.00
Patterson Companies Inc        COM              703395103     9329 245230.00SH       Sole                245230.00
PG&E Corp                      COM              69331c108      327  7345.00 SH       Sole                  7345.00
Pinnacle Foods Inc             COM              72348p104      888 40000.00 SH       Sole                 40000.00
ProAssurance Corp              COM              74267c106      314  6625.00 SH       Sole                  6625.00
Rockwell Collins Inc           COM              774341101     5133 81323.00 SH       Sole                 81323.00
Schwab Charles Corp            COM              808513105     6050 342025.00SH       Sole                342025.00
Scotts Miracle-Gro Co Cl A     COM              810186106      329  7620.00 SH       Sole                  7620.00
Southwest Airlines Co          COM              844741108     7936 588745.00SH       Sole                588745.00
Southwestern Energy Co         COM              845467109     6183 165930.00SH       Sole                165930.00
State Street Corp              COM              857477103     2632 44546.00 SH       Sole                 44546.00
Stryker Corp                   COM              863667101    18370 281578.02SH       Sole                281578.02
Sysco Corp                     COM              871829107     6286 178737.00SH       Sole                178737.00
Te Connectivity Ltd Reg        COM              h84989104    11910 284046.00SH       Sole                284046.00
Texas Instruments Inc          COM              882508104     6665 187843.00SH       Sole                187843.00
Townebank Portsmouth VA        COM              89214p109      326 21780.00 SH       Sole                 21780.00
Ultra Petroleum Corp           COM              903914109     3611 179635.00SH       Sole                179635.00
Woodward Inc                   COM              980745103      325  8175.00 SH       Sole                  8175.00
Xilinx Inc                     COM              983919101      663 17380.00 SH       Sole                 17380.00
Xylem Inc                      COM              98419m100    16674 605011.74SH       Sole                605011.74